NON-CONTROLLING INTEREST (Details 2) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Non-controlling Interest
Profit attributable to non-controlling interest	$ (1,766,291)	$ (43,932)	$ 37,516
Foreign exchange on translation	(20,110)	(8,608)	116,810
Comprehensive profit attributable to non-controlling interest	$ (1,786,401)	$ (52,540)	$ 154,326